Other Income and Expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses (Details) [Line Items]
Acquisition agreement amount			S/ 15,400
Valuation amount			70,300
Prepayment discount		S/ 3,700
Amount of penalty imposed	S/ 4,000
Impairment of accounts receivable		500
Impairment of intangible assets		3,100
Accounts receivable			19,900
INDECOPI's Technical Secretariat [Member]
Other Income and Expenses (Details) [Line Items]
Amount of penalty imposed		300
Income tax penalty	5,200	13,100
Subsidiary amount		5,800
AENZA S.A.A. [Member]
Other Income and Expenses (Details) [Line Items]
Impairment of investment		14,800
Impairment of intangible assets		200
AENZA S.A.A. [Member] | INDECOPI's Technical Secretariat [Member]
Other Income and Expenses (Details) [Line Items]
Income tax penalty	500	1,000
Additional income tax penalty			18,200
Tren Urbano de Lima S.A. [Member]
Other Income and Expenses (Details) [Line Items]
Amount of penalty imposed	500
Tren Urbano de Lima S.A. [Member] | OSITRAN [Member]
Other Income and Expenses (Details) [Line Items]
Amount of penalty imposed	3,200	3,200
Cumbra Ingenieria S.A. [Member]
Other Income and Expenses (Details) [Line Items]
Income tax penalty	1,100
Cumbra Ingenieria S.A. [Member] | INDECOPI's Technical Secretariat [Member]
Other Income and Expenses (Details) [Line Items]
Income tax penalty	400	4,700
Additional income tax penalty			900
Cumbra Peru S.A. [Member]
Other Income and Expenses (Details) [Line Items]
Subsidiary amount	200
Cumbra Peru S.A. [Member] | INDECOPI's Technical Secretariat [Member]
Other Income and Expenses (Details) [Line Items]
Amount of penalty imposed			28,100
Income tax penalty		7,400
Additional income tax penalty			9,500
Red Vial 5 S.A. [Member]
Other Income and Expenses (Details) [Line Items]
Subsidiary amount		1,600
Unna Transporte S.A.C. [Member] | INDECOPI's Technical Secretariat [Member]
Other Income and Expenses (Details) [Line Items]
Amount of penalty imposed			S/ 2,400
Viva Negocio Inmobiliario S.A.C. [Member]
Other Income and Expenses (Details) [Line Items]
Amount of penalty imposed		8,100
Impairment of accounts receivable	S/ 2
Vial y Vives - DSD S.A. [Member]
Other Income and Expenses (Details) [Line Items]
Impairment of accounts receivable		S/ 2,600